Material Accounting Policy Information (Tables)	12 Months Ended
Jun. 30, 2024
Material Accounting Policy Information
Schedule of plant and equipment
Plant and equipment	3 to 5 years
Computer equipment	3 to 5 years
Office equipment	3 to 5 years
Furniture and Fittings	3 to 5 years